GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

23,419,777	GMO Benchmark-Free Allocation Fund, Class III	633,973,355

	TOTAL MUTUAL FUNDS (Cost $619,505,759)	633,973,355

	TOTAL INVESTMENTS — 99.0% (Cost $619,505,759)	633,973,355

	Other Assets and Liabilities (net) — 1.0%	6,543,699

	TOTAL NET ASSETS — 100.0%	$640,517,054

GMO Climate Change Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%

504,202	GMO Climate Change Fund, Class III	11,526,054

	TOTAL MUTUAL FUNDS (Cost $10,890,259)	11,526,054

	TOTAL INVESTMENTS — 99.5% (Cost $10,890,259)	11,526,054

	Other Assets and Liabilities (net) — 0.5%	57,266

	TOTAL NET ASSETS — 100.0%	$11,583,320

GMO Emerging Domestic Opportunities Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%

205,510	GMO Emerging Domestic Opportunities Fund, Class III	4,558,208

	TOTAL MUTUAL FUNDS (Cost $4,440,577)	4,558,208

	TOTAL INVESTMENTS — 99.5% (Cost $4,440,577)	4,558,208

	Other Assets and Liabilities (net) — 0.5%	22,229

	TOTAL NET ASSETS — 100.0%	$4,580,437

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%

739,569	GMO Emerging Markets Fund, Class III	24,709,011

	TOTAL MUTUAL FUNDS (Cost $24,754,112)	24,709,011

	TOTAL INVESTMENTS — 98.8% (Cost $24,754,112)	24,709,011

	Other Assets and Liabilities (net) — 1.2%	310,817

	TOTAL NET ASSETS — 100.0%	$25,019,828

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%

5,217,508	GMO Global Asset Allocation Fund, Class III	175,256,084

	TOTAL MUTUAL FUNDS (Cost $172,953,198)	175,256,084

	TOTAL INVESTMENTS — 99.2% (Cost $172,953,198)	175,256,084

	Other Assets and Liabilities (net) — 0.8%	1,346,088

	TOTAL NET ASSETS — 100.0%	$176,602,172

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.6%

	Affiliated Issuers — 98.6%

220,395	GMO Global Equity Allocation Fund, Class III	5,882,353

	TOTAL MUTUAL FUNDS (Cost $5,042,085)	5,882,353

	TOTAL INVESTMENTS — 98.6% (Cost $5,042,085)	5,882,353

	Other Assets and Liabilities (net) — 1.4%	81,466

	TOTAL NET ASSETS — 100.0%	$5,963,819

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%

731,360	GMO International Developed Equity Allocation Fund, Class III	11,562,801

	TOTAL MUTUAL FUNDS (Cost $10,919,044)	11,562,801

	TOTAL INVESTMENTS — 99.5% (Cost $10,919,044)	11,562,801

	Other Assets and Liabilities (net) — 0.5%	60,211

	TOTAL NET ASSETS — 100.0%	$11,623,012

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.7%

	Affiliated Issuers — 98.7%

360,845	GMO International Equity Allocation Fund, Class III	10,753,173

	TOTAL MUTUAL FUNDS (Cost $12,526,767)	10,753,173

	TOTAL INVESTMENTS — 98.7% (Cost $12,526,767)	10,753,173

	Other Assets and Liabilities (net) — 1.3%	144,425

	TOTAL NET ASSETS — 100.0%	$10,897,598

GMO Quality Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

3,877,487	GMO Quality Fund, Class III	99,651,416

	TOTAL MUTUAL FUNDS (Cost $91,228,996)	99,651,416

	TOTAL INVESTMENTS — 99.0% (Cost $91,228,996)	99,651,416

	Other Assets and Liabilities (net) — 1.0%	1,006,134

	TOTAL NET ASSETS — 100.0%	$100,657,550

GMO Resources Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%

7,378,366	GMO Resources Fund, Class III	145,870,290

	TOTAL MUTUAL FUNDS (Cost $148,217,128)	145,870,290

	TOTAL INVESTMENTS — 99.2% (Cost $148,217,128)	145,870,290

	Other Assets and Liabilities (net) — 0.8%	1,211,266

	TOTAL NET ASSETS — 100.0%	$147,081,556

GMO SGM Major Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

26,622	GMO SGM Major Markets Fund, Class III	835,394

	TOTAL MUTUAL FUNDS (Cost $855,957)	835,394

	TOTAL INVESTMENTS — 99.0% (Cost $855,957)	835,394

	Other Assets and Liabilities (net) — 1.0%	8,218

	TOTAL NET ASSETS — 100.0%	$843,612

Organization

Each of Benchmark-Free Allocation Series Fund, Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund, International Developed Equity Allocation Series Fund, International Equity Allocation Series Fund, Quality Series Fund, Resources Series Fund and SGM Major Markets Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and is managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Quality Fund, GMO Resources Fund and GMO SGM Major Markets Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“underlying funds”). The Funds’ financial statements should be read in conjunction with the financial statements of the Institutional Funds and underlying funds which have a fiscal year end of February 28/29. The financial statements of the Funds, Institutional Funds and underlying funds are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of November 30, 2019. For a summary of valuation inputs of the Institutional Funds and underlying funds, if any, please refer to their most recent Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At November 30, 2019, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Investments in affiliated issuers

Each fund invests substantially all of its assets in an Institutional Fund. The Funds’ Schedule of Investments should therefore be read in conjunction with the most recent Schedule of Investments of the Institutional Funds which are available on the SEC’s website at www.sec.gov.

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended November 30, 2019 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$671,309,349	$90,114,668	$143,550,349		$414,248	$173,189	$(402,722)	$16,502,409	$633,973,355

Climate Change Series Fund
GMO Climate Change Fund, Class III	$5,746,753	$5,429,951	$75,730		$19,179	$—	$2,503	$422,577	$11,526,054

Emerging Domestic Opportunities Series Fund
GMO Emerging Domestic Opportunities Fund, Class III	$3,526,667	$896,571	$—		$46,601	$—	$—	$134,970	$4,558,208

Emerging Markets Series Fund
GMO Emerging Markets Fund, Class III	$15,157,466	$8,878,123	$106,649		$117,688	$—	$(6,893)	$786,964	$24,709,011

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$188,298,968	$783,685	$25,642,400	**	$783,685	$—	$525,096	$11,290,735	$175,256,084

Global Equity Allocation Series Fund
GMO Global Equity Allocation Fund, Class III	$5,342,417	$511,776	$427,525		$19,975	$—	$45,804	$409,881	$5,882,353

International Developed Equity Allocation Series Fund
GMO International Developed Equity Allocation Fund, Class III	$12,204,583	$2,052,726	$3,754,087		$29,458	$—	$95,587	$963,992	$11,562,801

International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$235,428,006	$1,540,270	$218,703,607	***	$859,188	$—	$(21,225,600)	$13,714,104	$10,753,173

Quality Series Fund
GMO Quality Fund, Class III	$61,735,268	$31,085,567	$4,901,192		$178,675	$802,717	$(330,153)	$12,061,926	$99,651,416

Resources Series Fund
GMO Resources Fund, Class III	$113,128,857	$35,652,922	$—		$155,725	$—	$—	$(2,911,489)	$145,870,290

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
SGM Major Markets Series Fund
GMO SGM Major Markets Fund, Class III	$3,868,089	$7,028,061	$9,761,105	$76,080	$—	$(219,703)	$(79,948)	$835,394

*

The table above includes estimated sources of all distributions paid by the Institutional Funds during the period March 1, 2019 through November 30, 2019. The actual tax characterization of distributions paid by the Institutional Funds will be determined at the fiscal year ending February 29, 2020.

**	$14,797,269 was redeemed in-kind.
***	$215,917,407 was redeemed in-kind.

Subsequent events

Subsequent to November 30, 2019, GMO SGM Major Markets Series Fund received redemption requests in the amount of $667,346.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.